Expense Example {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-08 - Real Estate Portfolio	Apr. 30, 2021 USD ($)
VIP Real Estate Portfolio-Initial VIP
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	822
VIP Real Estate Portfolio-Service VIP
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
VIP Real Estate Portfolio-Service 2 VIP
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	$ 1,120